Liquidity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liquidity (Details) [Line Items]
Net operating loss	$ (11,525,102)
Net operation cash outflow	(12,318,965)	$ (14,651,633)	$ (15,931,913)
Accumulated deficit	65,337,075
Unrestricted cash	3,000,000
Line of Credit [Member]
Liquidity (Details) [Line Items]
Restricted cash	1,400,000
Undrawn line of credit facility from related parties	$ 9,500,000